Apr. 30, 2017

SUPPLEMENT DATED DECEMBER 1, 2017
TO THE PROSPECTUS, SUMMARY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS

INTEGRITY FUNDS

Integrity High Income Fund (the “Fund”):
Class I:	IHFIX
Class A:	IHFAX
Class C:	IHFCX

Prospectus dated: April 30, 2017

Summary Prospectus dated: May 2, 2017

Statement of Additional Information dated: April 30, 2017

This Supplement is being provided to notify you that effective December 1, 2017 Viking Fund Management, LLC (the “Investment Adviser” or “Viking Management”), the Fund’s investment adviser, has agreed to modify its contractual obligation to waive fees and reimburse expenses to the extent necessary so that the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding certain expenses as discussed below) do not exceed 0.64%, 0.89% and 1.64% of average daily net assets for Class I, Class A, and Class C shares, respectively. The agreement will remain in effect through April 30, 2019 and replaces the prior agreement to limit the Fund’s expenses at higher levels that was in effect through April 30, 2018. Accordingly, the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information are updated to reflect the modified expense limitation agreement as described below.

The table under “Fees and Expenses of the Fund” in the “INTEGRITY HIGH INCOME FUND-FUND SUMMARY” section of the Fund’s Prospectus and in the Fund’s Summary Prospectus is deleted and replaced with the following:

Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)	Class I Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%
Other Expenses	0.64%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.49%	1.72%	2.47%
Fee Waivers and Expense Reimbursements(1)	(0.85%)	(0.83%)	(0.83%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.64%	0.89%	1.64%

(1)
The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses from December 1, 2017 through April 30, 2019 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.64%, 0.89%, and 1.64% of average daily net assets for Class I, Class A, and Class C shares, respectively. This expense limitation agreement may only be terminated or modified prior to April 30, 2019 with the approval of the Fund’s Board of Trustees. Prior to December 1, 2017, the Fund’s investment adviser contractually agreed to waive fees and reimburse expenses, under substantially similar terms and exclusions as the aforementioned agreement so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements did not exceed 0.90%, 1.15%, and 1.90% of average daily net assets for Class I, Class A, and Class C shares.

The disclosure and table under “Example” in the “INTEGRITY HIGH INCOME FUND-FUND SUMMARY” section of the Fund’s Prospectus and in the Fund’s Summary Prospectus is deleted and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that on December 1, 2017 you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement in effect through April 30, 2019 remains in effect. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	Class I Shares	Class A Shares	Class C Shares	Class I Shares	Class A Shares	Class C Shares
1 Year	$ 66	$ 512	$ 268	$ 66	$ 512	$ 168
3 Years	$ 357	$ 841	$ 676	$ 357	$ 841	$ 676
5 Years	$ 719	$1,241	$1,277	$ 719	$1,241	$1,277
10 Years	$1,796	$2,432	$3,063	$1,796	$2,432	$3,063